Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

The following subsequent events were evaluated on April 30, 2024, the date the financial statements were issued.

Except as set forth below, there were no events that occurred subsequent to December 31, 2023 that require adjustment to or disclosure in the consolidated financial statements.

On February 16, 2024, the Company incorporated HAI TEC INC. (“HAI TEC”) under the laws of the BVI, for the purpose of being a holding company for the equity interest in our operating subsidiaries in China and other countries and regions. HAI TEC is a wholly-owned subsidiary of MMTEC.

On April 26, 2024, the Company signed a “Share Transfer Commitment Letter for Secured Promissory Note” with FLJ (the “Commitment Letter”). Pursuant to the Commitment Letter, FLJ reaffirmed its promise to pay the principal sum of $153,000,000 under that certain Secured Promissory Note, dated December 28, 2023, made by FLJ to the order of the Company, together with interest on the unpaid note on or prior to June 30, 2024 (the “Maturity Date”). In addition, pursuant to the Commitment Letter if FLJ fails to pay the amounts due pursuant to the Secured Promissory Note, the Company will have the right to convert the unpaid principal and accrued interest under the note to shares of FLJ at a discount of between 20% and 70% of the market price of such shares.